Description of Business	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Description of Business

NOTE 1   DESCRIPTION OF BUSINESS

Nutrien Ltd. (collectively with its subsidiaries, “Nutrien”, “we”, “us”, “our” or “the Company”) is the world’s largest provider of crop inputs and services. Nutrien plays a critical role in helping growers around the globe increase food production in a sustainable manner.

The Company is a corporation organized under the laws of Canada with its registered head office located at Suite 500, 122 – 1st Avenue South, Saskatoon, Saskatchewan, Canada. As at December 31, 2019, the Company had assets as follows:

Retail

  various retail facilities across the US, Canada, Australia and South America private label and proprietary crop protection products and nutritionals an innovative integrated digital platform for growers and crop consultants

Potash

  six operations in the province of Saskatchewan

Nitrogen

  eight production facilities in North America: four in Alberta and one each in Georgia, Louisiana, Ohio and Texas one large-scale operation in Trinidad
  seven upgrade facilities in North America: three in Alberta and one each in Alabama, Georgia, Missouri, and Washington
  50 percent investment in Profertil S.A. (“Profertil”), a nitrogen producer based in Argentina
  26 percent investment in Misr Fertilizers Production Company S.A.E. ("MOPCO"), a nitrogen producer based in Egypt

Phosphate

  two mines and processing plants: one in Florida and one in North Carolina phosphate feed plants in Illinois, Missouri and Nebraska
  an industrial phosphoric acid plant in Ohio

Corporate and Others

  investment in Canpotex Limited (“Canpotex”), a Canadian potash export, sales and marketing company owned in equal shares by Nutrien and another potash producer
  22 percent investment in Sinofert Holdings Limited (“Sinofert”), a fertilizer supplier and distributor in China